Summary of Significant Accounting Policies (Details)		3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segment		1
Cash equivalents
Federal deposit insurance corporation insurance limit		250,000	250,000
Advertising costs
Acquisition associated issued	50.00%
Acquisition associated outstanding	50.00%
Total carrying value of investments					$ 391,217
Investment owned amount			0	0	95,274
Impairment loss				391,217	11,914,322
Cost method investment				0
Variable Interest Entity [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage			20.00%
Total carrying value of investments			$ 0	0	391,217
Variable Interest Entity [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage			20.00%
Variable Interest Entity [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage			50.00%
Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss				$ 391,217	$ 6,210,783